Statements of Operations (Selling, general and administrative expenses) (Details) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Income Statement Related Disclosures [Abstract]
Selling	[1]	$ 18,840	$ 16,635	$ 33,614
General and administrative		5,611	4,653	9,359
Total selling, general and administrative expenses		24,451	21,288	42,973
Shipping and handling costs		$ 980	$ 840	$ 1,867

[1]	Including shipping and handling costs